Expense Example - Burney U.S. Equity Select ETF - Burney U.S. Equity Select ETF Class	Aug. 22, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252